Item 1. Schedule of Investments


  T. Rowe Price Spectrum Income Fund
 (Unaudited)                                            September 30, 2004
 PORTFOLIO OF INVESTMENTS (1)
                                        Percent of
 (Cost and value in $ 000s)             Net Assets    Shares        Value

 T. Rowe Price New Income Fund             22.8%  104,222,678     947,384

 T. Rowe Price High Yield Fund             20.5   121,079,125     851,186

 T. Rowe Price Equity Income Fund          15.4   25,599,626      639,223

 T. Rowe Price International Bond Fund     13.2   54,267,423      548,644

 T. Rowe Price GNMA Fund                   11.9   51,122,230      494,352

 T. Rowe Price Short-Term Bond Fund        9.0    78,370,454      373,827

 T. Rowe Price U.S. Treasury Long-Term Fund2.3    8,128,170       96,725

 T. Rowe Price Emerging Markets Bond Fund  2.1    6,845,912       86,669

 T. Rowe Price Corporate Income Fund       1.7    7,125,782       69,762

 T. Rowe Price Summit Cash Reserves Fund   1.1    43,816,161      43,816

 Total Investments in Securities
 100.0% of Net Assets (Cost $3,935,202)           $               4,151,588

 (1)  Denominated in U.S. dollars unless otherwise noted

The accompanying notes are an integral part of this Portfolio of Investments.


T. Rowe Price Spectrum Growth Fund
(Unaudited)                                            September 30, 2004
PORTFOLIO OF INVESTMENTS (1)
                                        Percent of
 (Cost and value in $ 000s)             Net Assets    Shares        Value

 T. Rowe Price New Horizons Fund *        16.4%     14,897,310   380,477

 T. Rowe Price Equity Income Fund         16.2      15,008,469   374,761

 T. Rowe Price Growth Stock Fund          14.5      13,838,437   334,337

 T. Rowe Price Blue Chip Growth Fund      14.4      11,780,062   334,318

 T. Rowe Price International Stock Fund   10.0      20,321,214   232,678

 T. Rowe Price Mid-Cap Value Fund         8.0       8,377,141    184,297

 T. Rowe Price International Growth &
 Income Fund                              6.0       12,691,427   139,859

 T. Rowe Price Value Fund                 5.1       5,637,199    117,648

 T. Rowe Price Emerging Markets Stock Fund4.3       5,986,214    98,713

 T. Rowe Price Growth & Income Fund       4.0       4,303,572    93,603

 T. Rowe Price New Era Fund               1.1       753,254      24,918

 Total Investments in Securities
 100.0% of Net Assets (Cost $1,851,344)             $            2,315,609


 (1)  Denominated in U.S. dollars unless otherwise noted
 *    Non-income producing

The accompanying notes are an integral part of this Portfolio of Investments.


 T. Rowe Price Spectrum International Fund
 (Unaudited)                                            September 30, 2004
 PORTFOLIO OF INVESTMENTS (1)
                                        Percent of
 (Cost and value in $ 000s)             Net Assets    Shares        Value

 T. Rowe Price International Stock Fund   45.7%     3,685,195     42,196

 T. Rowe Price European Stock Fund        28.3      1,482,669     26,154

 T. Rowe Price Japan Fund *               9.2       1,089,715     8,467

 T. Rowe Price Emerging Markets Stock Fund7.4       410,075       6,762

 T. Rowe Price International Discovery    4.7       152,220       4,370
Fund
 T. Rowe Price New Asia Fund              2.6       272,148       2,360

 T. Rowe Price Emerging Europe &
 Mediterranean Fund                       2.1       146,303       1,984

 Total Investments in Securities
 100.0% of Net Assets (Cost $99,618)                $             92,293


 (1)  Denominated in U.S. dollars unless otherwise noted
 *    Non-income producing

The accompanying notes are an integral part of this Portfolio of Investments.


T. Rowe Price Spectrum Funds
Unaudited September 30, 2004
Notes To Portfolio of Investments

T. Rowe Price Spectrum Fund, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act) as a nondiversified, open-end management investment company. Spectrum Growth Fund, Spectrum Income Fund, and Spectrum International Fund (collectively, the Spectrum Funds) are three portfolios established by the corporation.

Each Spectrum Fund diversifies its assets within set limits among specific underlying T. Rowe Price funds (underlying Price funds). Spectrum Growth seeks long-term capital appreciation and growth of income, with current income a secondary objective. Spectrum Income seeks a high level of current income with moderate share price fluctuation. Spectrum International seeks long-term capital appreciation.


NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Valuation Each fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Investments in the underlying Price funds are valued at their closing net asset value per share on the day of valuation. One of the underlying Price funds held by Spectrum International, the
T. Rowe Price Japan Fund, is not open on certain days when Spectrum International is open. On such days, a net asset value per share is computed for the Japan Fund solely for purposes of valuing Spectrum International. The net asset value is computed in the normal manner using the most recent yen-denominated closing prices and exchange rates on the day of valuation. Investments for which these valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the funds' Board of Directors.

Investment Transactions Purchases and sales of the underlying Price funds are accounted for on the trade date.


NOTE 2 - FEDERAL INCOME TAXES

At September 30, 2004, the cost of investments for federal income tax purposes and net unrealized gain (loss) on investments was as follows:


NOTE 3 - RELATED PARTIES

The Spectrum Funds do not invest in the underlying Price funds for the purpose of exercising management or control; however, investments by the Spectrum Funds may represent a significant portion of an underlying Price fund's net assets.

                      Spectrum            Spectrum                Spectrum
                      Growth              Income                  International
 Cost                $1,851,344,000      $3,935,202,000       $  99,618,000
 Unrealized
  appreciation       $ 464,265,000       $  263,354,000       $  2,930,000
 Unrealized
  depreciation        -                     (46,968,000)        (10,255,000)
 Net unrealized
  appreciation
  (depreciation)     $ 464,265,000       $  216,386,000       $  (7,325,000)

At September 30, 2004, Spectrum International Fund held less than 25% of the outstanding shares of any underlying Price fund; Spectrum Growth Fund held approximately 35.0% of the outstanding shares of the International Growth & Income Fund, and Spectrum Income Fund held approximately 35.3% of the outstanding shares of the New Income Fund, 39.3% of the International Bond Fund, 37.2% of the GNMA Fund, 40.9% of the U.S. Treasury Long-Term Fund, 34.7% of the Emerging Markets Bond Fund, 25.6% of the High Yield Fund, and 39.1% of the Corporate Income Fund.




Item 2.  Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.




                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Spectrum Fund, Inc.


By       /s/ James S. Riepe
         -----------------------------------
         James S. Riepe
         Principal Executive Officer

Date     November 19, 2004


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By       /s/ James S. Riepe
         -----------------------------------
         James S. Riepe
         Principal Executive Officer

Date     November 19, 2004



By       /s/ Joseph A. Carrier
         -----------------------------------
         Joseph A. Carrier
         Principal Financial Officer

Date     November 19, 2004